Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
Charge for the year	$ 5,316	$ 6,217	$ 4,208
Adjustment in respect of prior yearsa	(68)	(221)	58
Current tax	5,248	5,996	4,266
Deferred tax
Origination and reversal of temporary differences in the current year	(1,190)	907	(503)
Adjustment in respect of prior years	(94)	242	(51)
Deferred tax expense (income) recognised in profit or loss	(1,284)	1,149	(554)
Tax charge on profit	$ 3,964	7,145	3,712
Tax charge related to US Federal Corporate tax rate changes		$ 121	$ 859